FINANCIAL OBLIGATIONS - Liabilities maturity date (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 21,918,268	$ 20,140,350
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 9,234,172	8,857,766
Colombia, Pesos | Parent Company
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 03/12/2009 and 14/11/2019
Bonds issued	$ 1,201,189	1,108,713
Maturity Date	Between 28/06/2020 and 28/06/2042
Interest Rate	6.42%
Colombia, Pesos | Parent Company | CPI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.69%
Colombia, Pesos | Parent Company | CPI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.20%
Colombia, Pesos | Banco de Bogota S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	23/02/2010
Bonds issued	$ 137,598	134,736
Maturity Date	23/02/2020
Colombia, Pesos | Banco de Bogota S.A. | CPI
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.45%
Colombia, Pesos | Banco de Bogota S.A. | UVR
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.45%
Colombia, Pesos | Banco de Occidente S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 22/09/2011 and 18/09/2019
Bonds issued	$ 3,246,333	3,143,903
Maturity Date	Between 27/04/2020 and 14/12/2032
Colombia, Pesos | Banco de Occidente S.A. | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.83%
Colombia, Pesos | Banco de Occidente S.A. | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.18%
Colombia, Pesos | Banco de Occidente S.A. | CPI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.75%
Colombia, Pesos | Banco de Occidente S.A. | CPI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.65%
Colombia, Pesos | Corporacion Financiera Colombiana S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 27/08/2009 and 27/08/2019
Bonds issued	$ 2,895,156	2,853,685
Maturity Date	Between 29/01/2020 and 02/03/2043
Interest Rate	7.10%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.16%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.99%
Colombia, Pesos | Banco Popular S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 26/02/2013 and 13/02/2019
Bonds issued	$ 1,753,896	1,616,729
Maturity Date	Between 14/02/2020 and 12/10/2026
Colombia, Pesos | Banco Popular S.A. | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.17%
Colombia, Pesos | Banco Popular S.A. | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	8.10%
Colombia, Pesos | Banco Popular S.A. | CPI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.90%
Colombia, Pesos | Banco Popular S.A. | CPI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.13%
Foreign currency
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 12,684,096	11,282,584
Foreign currency | Banco de Bogota S.A. Bajo Regla 144A
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 19/02/2013 and 03/08/2017
Bonds issued	$ 7,109,822	7,042,678
Maturity Date	Between 19/02/2023 and 03/08/2027
Foreign currency | Banco de Bogota S.A. Bajo Regla 144A | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.38%
Foreign currency | Banco de Bogota S.A. Bajo Regla 144A | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.25%
Foreign currency | BAC Credomatic Inc.
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 1,046,769	972,598
Foreign currency | BAC Credomatic Inc. | El Salvador
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 11/02/2013 and 19/08/2019
Bonds issued	$ 726,607	753,556
Maturity Date	Between 11/02/2020 and 19/08/2024
Foreign currency | BAC Credomatic Inc. | El Salvador | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.20%
Foreign currency | BAC Credomatic Inc. | El Salvador | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.85%
Foreign currency | BAC Credomatic Inc. | Honduras
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 12/05/2017 and 15/11/2019
Bonds issued	$ 320,162	205,017
Maturity Date	Between 12/05/2020 and 11/04/2022
Foreign currency | BAC Credomatic Inc. | Honduras | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	0.75%
Foreign currency | BAC Credomatic Inc. | Honduras | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	9.50%
Foreign currency | BAC Credomatic Inc. | Guatemala
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 09/07/2018 and 24/08/2018
Bonds issued		14,025
Maturity Date	Between 09/07/2019 and 26/08/2019
Foreign currency | BAC Credomatic Inc. | Guatemala | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.25%
Foreign currency | BAC Credomatic Inc. | Guatemala | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.50%
Foreign currency | Banco de Bogota SA and BAC Credomatic
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 8,156,591	8,015,276
Foreign currency | Corficolombiana
Disclosure of detailed information about borrowings [line items]
Issue Date	16/10/2019
Bonds issued	$ 1,258,876
Maturity Date	16/10/2029
Interest Rate	3.75%
Foreign currency | Grupo Aval Limited
Disclosure of detailed information about borrowings [line items]
Issue Date	19/09/2012
Bonds issued	$ 3,268,629	$ 3,267,308
Maturity Date	26/09/2022
Interest Rate	4.75%